Financial Liabilities at Fair Value through Profit or Loss - Schedule of Convertible Preference Shares (Details) - USD ($)	12 Months Ended
	May 22, 2023	Dec. 31, 2023
Schedule of Convertible Preference Shares [Line Items]
Number of shares (in Shares)	198,000	744
Total issuance amount	$ 17,961,604
Total amount	$ 26,911,070,000
Series A [Member]
Schedule of Convertible Preference Shares [Line Items]
Authorized shares (in Shares)	34,000
Issuance date	2015.5.20~2016.7.20
Number of shares (in Shares)	34,000
Total issuance amount	$ 1,200,000
Share price (in Dollars per share)	$ 131.279354
Total amount	$ 4,405,739,000
Series B [Member]
Schedule of Convertible Preference Shares [Line Items]
Authorized shares (in Shares)	33,000
Issuance date	2016.10.31~2017.4.11
Number of shares (in Shares)	33,000
Total issuance amount	$ 1,869,000
Share price (in Dollars per share)	$ 134.780833
Total amount	$ 4,410,061,000
Series B-1 [Member]
Schedule of Convertible Preference Shares [Line Items]
Authorized shares (in Shares)	2,000
Issuance date	2017.11.9~2017.11.27
Number of shares (in Shares)	2,000
Total issuance amount	$ 180,000
Share price (in Dollars per share)	$ 136.135819
Total amount	$ 307,451,000
Series C [Member]
Schedule of Convertible Preference Shares [Line Items]
Authorized shares (in Shares)	40,000
Issuance date	2018.2.1~2019.3.14
Number of shares (in Shares)	40,000
Total issuance amount	$ 3,500,000
Share price (in Dollars per share)	$ 136.582839
Total amount	$ 5,401,508,000
Series C-1 [Member]
Schedule of Convertible Preference Shares [Line Items]
Authorized shares (in Shares)	24,000
Issuance date	2019.3.14~2019.10.2
Number of shares (in Shares)	24,000
Total issuance amount	$ 2,217,055
Share price (in Dollars per share)	$ 135.690064
Total amount	$ 3,282,230,000
Series C-2 [Member]
Schedule of Convertible Preference Shares [Line Items]
Authorized shares (in Shares)	10,000
Issuance date	2019.6.13~2019.10.2
Number of shares (in Shares)	10,000
Total issuance amount	$ 1,103,300
Share price (in Dollars per share)	$ 136.806531
Total amount	$ 1,337,131,000
Series D-1 [Member]
Schedule of Convertible Preference Shares [Line Items]
Authorized shares (in Shares)	23,000
Issuance date	2020.6.25
Number of shares (in Shares)	23,000
Total issuance amount	$ 3,300,000
Share price (in Dollars per share)	$ 141.663357
Total amount	$ 3,295,335,000
Series D-2 [Member]
Schedule of Convertible Preference Shares [Line Items]
Authorized shares (in Shares)	61,000
Issuance date	2020.11.19~2022.5.12
Number of shares (in Shares)	32,000
Total issuance amount	$ 4,592,249
Share price (in Dollars per share)	$ 138.137284
Total amount	$ 4,471,615,000